BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Consolidated Financial Statements are presented in Canadian dollars, Pembina's functional currency, with all values presented in millions, unless otherwise indicated.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The significant accounting policies applied in preparation of the Consolidated Financial Statements are set out below in Note 3 and have been applied consistently to all periods presented.
Certain insignificant comparative amounts have been reclassified to conform to the presentation adopted in the current year.
The Consolidated Financial Statements were authorized for issue by Pembina's Board of Directors on February 24, 2022.
a. Basis of Measurement
The Consolidated Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below.
b. Basis of Consolidation
These Consolidated Financial Statements include the results of the Company and its subsidiaries together with its interest in joint arrangements.
i) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries are aligned with the policies adopted by Pembina.
Non-controlling interests represent existing outside owned equity interests in a subsidiary. The non-controlling interests were recognized at fair value on the acquisition date and are presented as a separate component of equity. The equity interests bear conditional non-discretionary distributions and will continue to be held as a non-controlling interest in equity at their acquisition date fair value until derecognition, either when the conditions are met for reclassification from equity to financial liabilities, or when the equity interests are cancelled or on a loss of control of the relevant subsidiary.
ii) Joint Arrangements
Joint arrangements represent activities where Pembina has joint control established by a contractual agreement. Joint control requires unanimous consent for the relevant financial and operational decisions. A joint arrangement is either a joint operation, whereby the parties have rights to the assets and obligations for the liabilities, or a joint venture, whereby the parties have rights to the net assets.
For a joint operation, the Consolidated Financial Statements include Pembina's proportionate share of the assets, liabilities, revenues, expenses and cash flows of the arrangement with items of a similar nature on a line-by-line basis, from the date that joint control commences until the date that joint control ceases.
Joint ventures are accounted for using the equity method of accounting and are initially recognized at cost, or fair value if acquired as part of a business combination. Joint ventures are adjusted thereafter for the post-acquisition change in the Company's share of the equity accounted investment's net assets. Pembina's Consolidated Financial Statements include its share of the equity accounted investment's profit or loss and other comprehensive income, or income equal to preferred distributions for certain preferred share interests in equity accounted investees, until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
Acquisition of an incremental ownership in a joint arrangement where Pembina maintains joint control is recorded at cost or fair value if acquired as part of a business combination. Where Pembina has a partial disposal, including a deemed disposal, of a joint arrangement and maintains joint control, the resulting gains or losses are recorded in earnings at the time of disposal.
iii) Transactions Eliminated on Consolidation
Balances and transactions, and any revenue and expenses arising from transaction with or between subsidiaries are eliminated in preparing the consolidated financial statements. Gains arising from transactions with investments in equity accounted investees are eliminated against the investment to the extent of Pembina's interest in the investee. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
iv) Foreign Currency
Transactions in foreign currencies are translated to Pembina's functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to Pembina's functional currency at the exchange rate at that date, with exchange differences recognized in earnings.
Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
The assets and liabilities of subsidiaries, and investments in equity accounted investees, whose functional currencies are other than Canadian dollars are translated into Canadian dollars at the foreign exchange rate at the balance sheet date, while revenues and expenses of such subsidiaries are translated using average monthly foreign exchange rates, which approximate the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation of subsidiaries and investments in equity accounted investees with a functional currency other than the Canadian dollar are included in other comprehensive income.
c. Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that are based on the facts and circumstances and estimates at the date of the Consolidated Financial Statements and affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Ongoing Impact of the COVID-19 Pandemic
Following the World Health Organization declaring the COVID-19 outbreak a pandemic in March 2020, many governments have imposed restrictions on individuals and businesses to contain the spread of the virus, which adversely impacted global commercial activity and significantly increased economic uncertainty. Although restrictions have largely been relaxed and vaccination programs implemented, there continues to be uncertainty and the potential for continued volatility in the global economy as a result of the possible resurgence of the virus, including variants, while the COVID-19 pandemic remains. Management considered these uncertainties when applying judgment to estimates and assumptions in the Consolidated Financial Statements.
The following judgments and estimation uncertainties are those management considers material to the Consolidated Financial Statements:
Judgments
(i) Impairment
Assessment of impairment of non-financial assets is based on management's judgment of whether or not events or changes in circumstances indicate that the carrying value of an asset, investment, cash generating unit ("CGU") or group of CGUs exceeds its recoverable amount. The determination of a CGU is based on management's judgment and is an assessment of the smallest group of assets that generate cash inflows independently of other assets. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount, defined as the greater of fair value less costs of disposal and value in use. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
(ii) Joint Control Over Joint Arrangements
The determination of joint control requires judgment about the influence Pembina has over the financial and operating decisions of an arrangement and the extent of the benefits it obtains based on the facts and circumstances of the arrangement during the reporting period. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Estimates
(i) Deferred Taxes
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods, and estimates and judgement are used in assessing the recognition. Estimates including, but not limited to, the timing of reversal and future taxability may differ on actual realization, and may result in an income tax charge or credit in future periods.
(ii) Impairment of Non-Financial Assets
In determining the recoverable amount of a CGU, a group of CGUs or an individual asset, management uses its best estimates of future cash flows, including considerations related to climate change, and assesses discount rates to reflect management's best estimate of a rate that reflects a current market assessment of the time value of money and the specific risks associated with the underlying assets and cash flows.